SECURITIES AND EXCHANGE COMMISSION

                          WASHINGTON, D.C.  20549



                                 FORM 11-K



              Annual Report Pursuant to Section 15(d) of the

                      Securities Exchange Act of 1934




                   For the year ended December 31, 1994

                       Commission file number 1-7911



          A. Full title of the plan and the address of the plan, if different from that of the issuer named below:


                    JAMES RIVER CORPORATION OF VIRGINIA
                  CANADIAN EMPLOYEES STOCK PURCHASE PLAN



         B. Name of issuer of the securities held pursuant to the plan and the address of its principal executive office:


                    JAMES RIVER CORPORATION OF VIRGINIA
              120 Tredegar Street, Richmond, Virginia  23219

                 JAMES RIVER CORPORATION OF VIRGINIA
               CANADIAN EMPLOYEES STOCK PURCHASE PLAN
             INDEX TO FINANCIAL STATEMENTS AND SCHEDULES
                        _____________________

Items 1. and 2.  Financial Statements and Exhibits


  a. Financial statements:                                  Pages

     Report of independent accountants                      3

     Statements of financial condition as of
       December 31, 1994 and 1993                           4

     Statements of income and changes in plan equity for
       the years ended December 31, 1994, 1993 and 1992     5

     Notes to financial statements                          6-9


     Schedules I, II and III are omitted because they are not applicable or because substantially all of the information is provided within the financial statements.

  b. Exhibits:


       4. James River Corporation of Virginia Canadian Employees Stock Purchase Plan, as amended and restated effective October 1, 1990 (incorporated by reference to Exhibit 4(a) to James River's Canadian Employees Stock Purchase Plan Registration Statement on Form S-8 (File No. 33-43207), dated October 15, 1991).

      23. Consent of independent accountants -- filed herewith.


                  REPORT OF INDEPENDENT ACCOUNTANTS

To the Pension Plan Management Committee of
James River Corporation of Virginia:

We have audited the accompanying statements of financial condition of the James River Corporation of Virginia Canadian Employees Stock Purchase Plan (the "Plan") as of December 31, 1994 and 1993, and the related statements of income and changes in plan equity for each of the three years in the period ended December 31, 1994. These financial statements are the responsibility of the Plan's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial condition of the Plan as of December 31, 1994 and 1993, and the income and changes in plan equity for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles.




                                      COOPERS & LYBRAND L.L.P.


Richmond, Virginia
February 24, 1995

                 JAMES RIVER CORPORATION OF VIRGINIA
               CANADIAN EMPLOYEES STOCK PURCHASE PLAN
                  STATEMENTS OF FINANCIAL CONDITION
                  as of December 31, 1994 and 1993

                                                           1994        1993
ASSETS

Cash                                                    $69,807     $52,879

Contributions receivable:
  Employer:
    Basic                                                 8,988       7,896
    Additional                                           13,804      14,737
  Employee                                               16,366      14,321

Investment in Common Stock, at market value
    (historical cost:  1994--$1,553,067 and
     1993--$1,471,408)                                1,428,476   1,289,250

      Total assets                                   $1,537,441  $1,379,083


LIABILITIES AND PLAN EQUITY

Payable to withdrawing participants                    $123,910     $33,309

Plan equity                                           1,413,531   1,345,774

      Total liabilities and plan equity              $1,537,441  $1,379,083




               The accompanying notes are an integral
                  part of the financial statements.

                 JAMES RIVER CORPORATION OF VIRGINIA
               CANADIAN EMPLOYEES STOCK PURCHASE PLAN
           STATEMENTS OF INCOME AND CHANGES IN PLAN EQUITY
        for the years ended December 31, 1994, 1993 and 1992

                                                 1994       1993        1992

Investment income:
  Cash dividends on Common Stock           $   33,646 $   32,333  $   32,820
  Interest on bank deposits                       427        986       1,011

      Total investment income                  34,073     33,319      33,831

Change in net unrealized appreciation
  or depreciation in fair value of
  investments                                  57,567     78,531     (36,150)

Contributions and deposits:
  Deposits by participating
    employees                                 400,151    370,094     431,595
  Contributions by employer:
    Basic                                     216,955    201,528     236,177
    Additional                                 14,334     15,129      16,830
    Administrative costs                       20,686     22,920      28,105

      Total contributions and
         deposits                             652,126    609,671     712,707

Withdrawals and expenditures:
  Distributions to participants              (644,007)  (692,284)   (597,532)
  Administrative costs                        (20,686)   (22,920)    (28,105)

       Total withdrawals and
          expenditures                       (664,693)  (715,204)   (625,637)

Foreign currency remeasurement
   loss                                       (11,316)   (16,912)    (17,311)

        Net increase (decrease) in plan
          equity                               67,757    (10,595)     67,440

Plan equity, beginning of year              1,345,774  1,356,369   1,288,929

        Plan equity, end of year           $1,413,531 $1,345,774  $1,356,369




               The accompanying notes are an integral
                  part of the financial statements.

                JAMES RIVER CORPORATION OF VIRGINIA
               CANADIAN EMPLOYEES STOCK PURCHASE PLAN
                    NOTES TO FINANCIAL STATEMENTS

1.   General:

The James River Corporation of Virginia Canadian Employees Stock Purchase Plan (the "Plan") was adopted by the Board of Directors of James River Corporation of Virginia ("James River" or the "Company") for the benefit of the employees of certain operating subsidiaries of James River located in Canada (the "Participating Companies"). As of December 31, 1994, the Participating Companies included James River-Marathon, Ltd. ("Marathon") and James River Canada, Inc. ("JR Canada"), formerly Canada Cup, Inc.

2.   Summary of Significant Accounting Policies:

Cash

Substantially all contributions to the Plan are initially invested in an interest-bearing account pending their investment in James River's common stock, $.10 par value (the "Common Stock"). Interest earned on such cash balances is credited to the Participants' accounts. Cash balances are stated at cost which approximates market value.

Investment Valuation

The investment in Common Stock is stated at market value, based on the closing price on the New York Stock Exchange Composite Tape on the last trading day of the period. The closing market value per share of Common Stock was $20.25 and $19.25 on December 31, 1994, and December 31, 1993, respectively.

Security Transactions and Related Investment Income

Security transactions are accounted for as of the trade date, and dividend income is recorded as of the date of declaration. The cost of securities sold is determined on an average-cost basis. The assets of the Plan are held under a Trust Agreement, dated August 23, 1989, with National Trust Company (the "Trustee").

Contributions and Deposits

Employee and employer contributions are recorded on an accrual basis as of the date the employees' contributions are withheld from the employees' compensation. Employee and employer contributions are transferred to the Trustee on a monthly basis. The Trustee uses such contributions to periodically purchase shares of Common Stock which are allocated to each Participant's account. Residual cash amounts held by the Trustee are carried forward to the next month.

                    NOTES TO FINANCIAL STATEMENTS
                             (continued)

Foreign Currency Remeasurement

The functional currency of the Plan is the U.S. dollar. Assets and liabilities of the Plan (except investments in Common Stock which are stated at U.S. dollar market value) are remeasured from Canadian dollars to U.S. dollars at the applicable year-end exchange rate. The cost of investments in Common Stock and the related unrealized appreciation or depreciation are remeasured at applicable historical exchange rates. Investment income, contributions and deposits, and withdrawals and expenditures are remeasured at average exchange rates for the years ended December 31, 1994, 1993 and 1992. Foreign currency remeasurement gains and losses are included in income.

Withdrawals

Withdrawals from the Plan by Participants are accounted for at the average historical cost of the Common Stock distributed, plus cash paid in lieu of fractional shares, where applicable. Withdrawals in connection with shares sold for distributions of fractional shares are accounted for at the fair market value of the related Common Stock. Any Participant contributions which have not yet been applied to the purchase of Common Stock will also be paid to each withdrawing Participant.

Administrative Costs

The Plan is reimbursed by the Participating Companies for its administrative and operating costs, except for brokerage fees. Brokerage fees are included in the cost of acquiring Common Stock and thus are borne by the Participants.

3.   Description of the Plan:

The Plan was established to enable eligible employees of certain James River subsidiaries located in Canada to acquire an ownership interest in James River, the ultimate holding company. The Plan is a non-taxable employees profit sharing plan as defined in Section 144(1) of the Income Tax Act (Canada) (the "Canadian Tax Act").

Participants may elect to contribute into the Plan, through payroll deductions, from 1% to 10% of their compensation to be used to purchase Common Stock for their benefit. Participant contributions of up to six percent of compensation ("Basic Member Contributions") are matched by the Participating Companies ("Basic Employer Contributions") based on the following schedule:

                                         Participating Company's
                                      contributions as a percentage
Participant's contributions           of Participant's contributions

1% of compensation                                100%
2% of compensation                                 65%
3% to 6% of compensation                           50%

                    NOTES TO FINANCIAL STATEMENTS
                             (continued)


The  Participating Companies make no contributions with respect to  a
Participant's   contribution  in  excess  of  six  percent   of   the
Participant's compensation.

The Participating Companies make "Additional Employer Contributions" on or before March 31 of each calendar year with respect to each Participant in its employ on the preceding December 31 who has not withdrawn any Common Stock from his Restricted Account (hereinafter defined) during either of the two immediately preceding calendar years. The amount of the Additional Employer Contribution allocated to the Participant's account equals 10% of the aggregate Basic Employer Contributions made with respect to the Participant during the earlier of such two immediately preceding calendar years. Each Participant's "Restricted Account" includes the Basic Member Contributions and Basic Employer Contributions made at any time during the current or immediately preceding calendar year, and any Common Stock purchased with such contributions. The Additional Employer Contribution receivable reflected on the Statement of Financial Condition as of December 31, 1994 represents the accrued contribution related to the 1993 Basic Employer Contributions of qualifying Participants to be paid to the Plan on March 31, 1995. The Additional Employer Contribution accrued as of December 31, 1993, which related to the 1992 Basic Employer Contributions of qualifying Participants, was paid to the Plan on March 31, 1994.

Each Participant is fully vested in his contributions, in Basic Employer Contributions, in Additional Employer Contributions, and in any earnings thereon at all times. The Plan had approximately 360 Participants as of December 31, 1994, and 330 Participants as of December 31, 1993.

4.   Contributions to the Plan:

Employee and employer contributions for the years ended December 31, 1994, 1993 and 1992 were as follows:

                  1994                 1993                  1992
           Employee  Employer    Employee   Employer  Employee  Employer

Marathon   $287,337  $175,776    $265,676   $166,971  $302,913  $188,524
JR Canada   112,814    76,199     104,418     72,606   128,682    92,588
           $400,151  $251,975    $370,094   $239,577  $431,595  $281,112



                    NOTES TO FINANCIAL STATEMENTS
                             (continued)


5.   Investment in James River Common Stock:

The unrealized appreciation or depreciation of investment in Common Stock as of December 31, 1994, 1993 and 1992 and the change in such amount during each period were as follows:

                                                                   Unrealized
                                      Market                      Application
                                       Value           Cost    (Depreciation)
December 31, 1991                 $1,189,080     $1,413,619        $(224,539)
Change for the year ended
  December 31, 1992                   71,936        108,086          (36,150)

December 31, 1992                  1,261,016      1,521,705         (260,689)
Change for the year ended
  December 31, 1993                   28,234        (50,297)          78,531

December 31, 1993                  1,289,250      1,471,408         (182,158)
Change for the year ended
  December 31, 1994                  139,226         81,659           57,567

December 31, 1994                 $1,428,476     $1,553,067        $(124,591)



The Plan held 70,542 and 66,974 shares of Common Stock on December 31, 1994 and 1993, respectively.

6.   Tax Status:

The Plan is an employees profit sharing plan and is subject to the Canadian Tax Act; all amounts contributed to a Participant's account are taxable to such Participant under Canadian income tax rules. The only U.S. taxes paid are U.S. withholding taxes on cash dividends which are withheld prior to the distribution of such dividends to the Trustee.
                             SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the members of the Committee who administer the Plan have duly caused this annual report to be signed by the undersigned hereunto duly authorized.

     JAMES RIVER CORPORATION OF VIRGINIA
     CANADIAN EMPLOYEES STOCK PURCHASE PLAN


March 21, 1995                     /s/Michael J. Allan
Date                               Committee Member-Michael J. Allan


March 21, 1995                     /s/Joseph L. Fischer
Date                               Committee Member-Joseph L. Fischer


March 24, 1995                     /s/Daniel J. Girvan
Date                               Committee Member-Daniel J. Girvan


March 20, 1995                     /s/Stephen E. Hare
Date                               Committee Member-Stephen E. Hare


March 21, 1995                     /s/Joseph T. Piemont
Date                               Committee Member-Joseph T. Piemont


March 20, 1995                     /s/Robert C. Williams
Date                               Committee Member-Robert C. Williams